Income Tax Expense - Reconciliations of Effective Income Tax Rates (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before tax	¥ 1,261,876	¥ 676,464	¥ 956,478
Income tax expense	¥ 326,027	¥ 161,389	¥ 251,402
Effective income tax rate	25.80%	23.90%	26.30%
Effective statutory tax rate in Japan	30.60%	30.60%	30.60%
Tax impact of share of post-tax profit in associates and joint ventures	(2.10%)	0.50%	(1.20%)
Non-Japanese earnings	(1.30%)	(2.20%)	(1.60%)
Tax impact of impairment losses of goodwill	0.90%		1.40%
Tax impact of impairment losses and reversal of impairment losses for investments in associates and joint ventures—net	0.80%	(4.50%)	0.10%
Nontaxable dividends received	(0.80%)	(1.30%)	(0.70%)
Effect of the change in the write-down of deferred tax assets on the current fiscal year income tax expense	(0.40%)	(0.60%)	(0.50%)
Others—net	(1.90%)	1.40%	(1.80%)
Effective income tax rate	25.80%	23.90%	26.30%